Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1.11%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	3.29%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	97.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	94.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	120
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	120